SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at January 1, 2022	375,156
Granted	87,000	151,000	28,000
Exercised	68,347	171,015	9,321
Forfeited	24,000
Outstanding at December 31, 2022	369,809	375,156
Exercisable at December 31, 2022	163,557
Weighted-average exercise price
Outstanding at January 1, 2022	$ 6.49
Granted	14.13
Exercised	5
Forfeited	10.08
Outstanding at December 31, 2022	8.3	$ 6.49
Exercisable at December 31, 2022	$ 6.03
Weighted- average remaining contractual life (in months)
Outstanding	7 months 24 days	8 months 3 days
Granted	9 months 12 days
Exercised	4 months 27 days
Forfeited	8 months 24 days
Exercisable at December 31, 2022	6 months 21 days
Aggregate intrinsic value
Outstanding	$ 992	$ 2,799
Granted	$ 0
Exercisable at December 31, 2022	$ 822